Intangible Assets, Net (Details) - Yuancui - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Intangible Assets, Net [Line Items]
Intangible assets acquired in connection with business combination	¥ 7,810
Amortization expenses				¥ 1,766